LEASING - Lease Expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortization	SFr 129.7	SFr 128.0	SFr 145.4
Interest expense	69.8	67.9	65.3
Short-term lease expense	2.4	3.2	3.2
Total lease expense	201.9	199.1	213.9
Distribution systems
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortization	101.4	99.3	96.3
Support equipment, buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortization	SFr 28.3	SFr 28.7	SFr 49.1